Schedule of Derivative Liabilities at Fair Value (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 1		$ 0
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 2		428,876
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 3		(9,358)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 4		(177,900)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 5		241,618
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 1	241,618
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 2	0
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 3	0
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 4	428,876
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 5	26,982
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 6	(9,358)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 7	0
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 8	(177,900)
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 9	268,600
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 10	$ 241,618